Related Party Balances and Transactions - Schedule of Amount due to Related Party (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Related Party Balances and Transactions [Line Items]
Total		$ 2,000,000	$ 2,000,000
Webao Limited [Member]
Related Party Balances and Transactions [Line Items]
Total	[1]	$ 2,000,000	$ 2,000,000

[1]	Webao Limited was the controlling shareholder of the Company. The related party loan was unsecured, non—interest bearing and due on demand.